VESSELS, NET	12 Months Ended
Dec. 31, 2014
VESSELS, NET [Abstract]
VESSELS, NET
3.	VESSELS, NET
Vessels, net, consist of the carrying value of 24 vessels and 22 vessels for the year ended December 31, 2015 and December 31, 2014, respectively. Vessels, net include drydocking costs.
All Figures in USD '000	2015	2014
Vessels	1,530,245	1,406,872
Drydocking	82,695	70,765
Total	1,612,940	1,477,637
Less Accumulated Depreciation	(650,255)	(567,645)
Vessels, net	962,685	909,992

Impairment Loss on Vessels

The Company has not recorded impairment loss on vessels for the years ended December 31, 2015, 2014 and 2013, respectively. The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of each of its vessels may not be recoverable.